Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Statement of Comprehensive Income [Abstract]
Loss from continuing operations before non-controlling interests	$ (8,085,796)	$ (7,258,886)	$ (7,387,225)
(Loss) income from discontinued operation, net of tax		573	(81,605)
Net loss	(8,085,796)	(7,258,313)	(7,468,830)
Other comprehensive (loss) income
Foreign currency translation adjustment	2,207,220	(2,290,548)	(2,963,843)
Unrealized loss in available-for-sale debt investments			(58,461)
Comprehensive loss	(5,878,576)	(9,548,861)	(10,491,134)
Less: Comprehensive loss attributable to non-controlling interests	(673,906)	(1,014,857)	(1,117,034)
Comprehensive loss attributable to EZGO Technologies Ltd.’s shareholders	$ (5,204,670)	$ (8,534,004)	$ (9,374,100)